Consolidated Statement presenting Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Profit or loss [abstract]
Profit/(Loss) for the year	₨ (784,958)	$ (9,171)	₨ 168,939	₨ 674,522
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	(3,307)	(39)	(19,673)	(55,783)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	16,739	196	5,415	24,610
Total other comprehensive income, net of taxes	13,432	157	(14,258)	(31,173)
Total comprehensive income	(771,526)	(9,014)	154,681	643,349
Total comprehensive income attributable to:
Equity holders of the Company	(771,526)	(9,014)	154,681	643,349
Total comprehensive income	₨ (771,526)	$ (9,014)	₨ 154,681	₨ 643,349